Derivative Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

Note 5 – Derivative Liabilities

As of January 1, 2022, the Company had Level 3 derivative liabilities that were measured at fair value at issuance, related to the redemption features and put options of certain convertible notes. The redemption features were valued using a combination of a discounted cash flow and a Black-Scholes valuation technique. There were no derivative liabilities as of March 31, 2023 or December 31, 2022.

During the three months ended March 31, 2022, the Predecessor recorded a gain on the change in the fair value of the derivative liabilities of $212,100.

ZYVERSA THERAPEUTICS, INC.

Notes to Condensed Consolidated Financial Statements

Note 8 – Derivative Liabilities

As of January 1, 2021, the Company had Level 3 derivative liabilities that were measured at fair value at issuance, related to the redemption features and put options of the Notes. See Note 7 - Convertible Notes Payable for additional details. The redemption features were valued using a combination of a discounted cash flow and a Black-Scholes valuation technique.

On December 12, 2022, upon the closing of the Business Combination (see Note 4 – Business Combination), the Notes automatically converted into 2,940,537 shares of Predecessor common stock at a conversion price of $1.58835 (80% of the $1.98542 fair value per share of the common stock payable to the Company’s stockholders at time of the Business Combination) for a fair value consideration of $5,838,209. By adjusting the redemption feature to its fair value on the Business Combination date, the income statement effect of the automatic conversion is to recognize a $186,401 change in fair value of derivative liabilities and no extinguishment gain or loss.

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities that are measured at fair value on a recurring basis:

Beginning balance as of January 1, 2021	$788,700
Change in fair value of derivative liabilities	(228,100)
Ending balance as of December 31, 2021	$560,600
Change in fair value of derivative liabilities	607,001
Reclassify to equity upon conversion of the Notes	(1,167,601)
Ending balance on December 12, 2022	$-

There were no derivative liabilities as of December 31, 2022. For the derivative liability valuation, as of December 31, 2021, the significant unobservable inputs used in the discounted cash flow were a discount rate of 25%, the probability of a Qualified Offering occurring of 85% and the probability of a change of control occurring of 0%. For the valuations as of December 31, 2021, the Black-Scholes assumptions were as follows:

December 31, 2021
Fair value of common stock on date of issuance	$3.25
Risk free interest rate	0.06% - 0.19%
Expected term (years)	0.00 - 0.50
Expected volatility	75%
Expected dividends	0.00%